Note 33 - Employee Benefits - Post-employment Benefit Plans - Breakdown of Benefit Obligation (Detail) - EUR (€) € in Millions	Dec. 31, 2022		Dec. 31, 2021
Defined benefit obligation related to
Active plan participants	€ 4,291		€ 6,136
Participants in deferred status	3,808		6,237
Participants in payment status	6,899		8,031
Defined benefit obligation	14,999		20,404
Fair value of plan assets	€ 16,077		€ 20,888
Funding ratio (in %)	107.00%		102.00%
Germany [Member]
Defined benefit obligation related to
Active plan participants	€ 3,193		€ 4,626
Participants in deferred status	1,827		2,535
Participants in payment status	5,017		5,936
Defined benefit obligation	10,037		13,097
Fair value of plan assets	€ 10,351		€ 12,642
Funding ratio (in %)	103.00%		97.00%
UK [Member]
Defined benefit obligation related to
Active plan participants	€ 287		€ 632
Participants in deferred status	1,375		3,020
Participants in payment status	1,214		1,277
Defined benefit obligation	2,876		4,929
Fair value of plan assets	€ 3,768		€ 6,019
Funding ratio (in %)	131.00%		122.00%
US [Member]
Defined benefit obligation related to
Active plan participants	€ 218		€ 243
Participants in deferred status	523		564
Participants in payment status	461		544
Defined benefit obligation	1,202	[1]	1,351
Fair value of plan assets	€ 996		€ 1,148
Funding ratio (in %)	83.00%	[1]	85.00%	[2]
Other [Member]
Defined benefit obligation related to
Active plan participants	€ 593		€ 635
Participants in deferred status	83		118
Participants in payment status	207		274
Defined benefit obligation	884		1,027
Fair value of plan assets	€ 962		€ 1,079
Funding ratio (in %)	109.00%		105.00%

[1]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 120 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 92%.
[2]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 170 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 97%.